Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 30,477	$ 108	$ 100	$ 0
Restricted cash	21,935	0
Derivative financial instruments	(9,220)	0
Advances (shareholder loans) to joint ventures	18,952	24,510
Demand note due from owner	143,241	0
Current amounts due to owners and affiliates	(6,019)	(15,207)
Loans and promissory notes due to owners and affiliates	(467)	(193,430)
Lampung facility	(212,333)	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	30,477	108
Restricted cash	37,119	10,700
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	(9,220)	0
Advances (shareholder loans) to joint ventures	19,629	25,242
Demand note due from owner	143,241	0
Current amounts due to owners and affiliates	(6,019)	(15,207)
Loans and promissory notes due to owners and affiliates	(467)	(193,430)
Lampung facility	$ (214,636)	$ 0